Reconciliation of loss after income tax to net cash used in operating activities (Tables)	12 Months Ended
Jun. 30, 2021
Text block [abstract]
Disclosure of reconciliation of profit or loss to operating cash flows

	2021	2020	2019
	A$’000	A$’000	A$’000

Loss after income tax expense from continuing operations	(8,422)	(12,467)	(10,270)

Adjustments for:
Depreciation & amortisatio n	1,265	1,084	1,084
Impairment of property, plant & equipment	—	—	1
Net fair value loss on financial assets	—	168	1,809
Share based payments	637	262	246
Foreign exchange difference s	430	—	—
Loss on contingent consideration	2,570	474	63

Change in operating assets & liabilities:	(3,521)	(10,479)	(7,067)
Decrease in trade and other receivables	(5,027)	358	825
Increase in accrued revenue	—	—	(138)
Decrease/(increase) in prepayment s	(1,182)	(168)	398
Decrease/(increase) in trade and other payables	1,010	1,722	(409)
Decrease in deferred tax liability	(484)	(298)	(298)
Increase/(decrease) in other provisions	93	55	(25)

Net cash used in operating activities	(9,111)	(8,810)	(6,714)